Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AB VARIABLE PRODUCTS SERIES FUND, INC.
Prospectus Date	rr_ProspectusDate	Dec. 16, 2015
Document Creation Date	dei_DocumentCreationDate	Dec. 16, 2015